UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                     Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)      (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:  4/30

Date of reporting period:     7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 92.68%	Shares	Value

Banks - 1.91%
Bank of America Corp.	18,332	$257,381
JPMorgan Chase & Co.	7,702	310,237
		567,618

Consumer Goods - 3.84%
General Mills, Inc.	13,200	451,440
Procter & Gamble Co. / The	11,245	687,744
		1,139,184

Electric Services - 3.04%
Edison International	9,000	298,350
PPL Corp.	11,500	313,835
Public Service Enterprise Group, Inc.	8,840	290,836
		903,021

Electronics & Electronic Components - 10.24%
Cisco Systems, Inc. (a)	28,631	660,517
Danaher Corp.	12,158	466,989
International Business Machines Corp. (IBM)	5,609	720,196
Texas Instruments, Inc.	28,247	697,418
Thermo Fisher Scientific, Inc. (a)	11,040	495,254
		3,040,374

Entertainment - 1.75%
DIRECTV - Class A (a)	13,986	519,720

Financial Services - 4.95%
American Express Co.	9,345	417,161
Ameriprise Financial, Inc.	7,400	313,686
Federated Investors, Inc. - Class B	12,700	269,494
Goldman Sachs Group, Inc. / The	3,104	468,145
		1,468,486

Food & Beverage - 1.79%
Coca-Cola Co. / The	9,647	531,646

Hazardous Waste Management - 1.48%
Stericycle, Inc. (a)	6,971	439,173

Healthcare - 8.81%
Gilead Sciences, Inc. (a)	11,160	371,851
Johnson & Johnson	11,532	669,894
Medtronic, Inc.	12,250	452,882
Pfizer, Inc.	38,500	577,500
Watson Pharmaceuticals, Inc. (a)	13,422	543,591
		2,615,718

Information Technology - 5.16%
Hewlett-Packard Co.	16,323	751,511
Oracle Corp.	33,038	781,018
		1,532,529

Insurance - 4.90%
ACE, Ltd.
Chubb Corp. / The	6,485	341,306
MetLife, Inc.	9,393	395,070
Travelers Companies, Inc. / The	7,259	366,217
Unum Group	15,430	352,113
		1,454,706

Metal Mining - 1.08%
Freeport-McMoRan Copper & Gold, Inc.	4,478	320,356

Oil & Natural Gas - 12.17%
Chevron Corp.	10,098	769,569
ConocoPhillips	15,058	831,503
Murphy Oil Corp.	13,618	745,585
National-Oilwell Varco, Inc.	21,550	843,898
UGI Corp.	15,626	421,277
		3,611,832

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 92.68% - continued	Shares	Value

Restaurants - 1.82%
McDonald's Corp.	7,757	$540,896

Retail - 11.98%
Aeropostale, Inc. (a)	11,850	336,895
Costco Wholesale Corp.	8,259	468,368
CVS Caremark Corp.	26,175	803,311
Kohl's Corp. (a)	7,846	374,176
O'Reilly Automotive, Inc. (a)	9,830	484,422
Target Corp.	8,483	435,348
Wal-Mart Stores, Inc.	12,781	654,259
		3,556,779

Services - 9.23%
Accenture PLC - Class A	15,525	615,411
BMC Software, Inc. (a)	15,006	533,913
Google, Inc. - Class A (a)	2,332	1,130,670
ITT Corp.	9,745	459,184
		2,739,178

Steel - 1.22%
Nucor Corp.	9,231	361,301

Telecommunications - 5.40%
Harris Corp.	11,500	512,095
L-3 Communications Holdings, Inc.	6,116	446,713
Verizon Communications, Inc.	22,136	643,272
		1,602,080

Transportation - 1.91%
Union Pacific Corp.	7,600	567,492

TOTAL COMMON STOCKS (Cost $25,738,858)		27,512,089

Exchange-Traded Funds - 1.69%
SPDR KBW Regional Banking ETF	13,000	309,010
SPDR S&P 500 ETF Trust	1,750	192,973

TOTAL EXCHANGE-TRADED FUNDS (Cost $499,832)		501,983

Money Market Securities - 5.47%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	1,623,900	1,623,900

TOTAL MONEY MARKET SECURITIES (Cost $1,623,900)		1,623,900

TOTAL INVESTMENTS (Cost $27,862,590) - 99.84%		$29,637,972

Other assets less liabilities - 0.16%		46,596

TOTAL NET ASSETS - 100.00%		$29,684,568

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at July 31, 2010.

Tax Related
Unrealized appreciation		$2,629,613
Unrealized depreciation		(854,231)
Net unrealized appreciation		$1,775,382

Aggregate cost of securities for income tax purposes		$27,862,590

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Related Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Toreador Large Cap Fund
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$27,512,089	$-	$-	$27,512,089

Exchange-Traded Funds	501,983	-	-	501,983

Money Market Securities	1,623,900	-	-	1,623,900

Total	$29,637,972	$-	$-	$29,637,972

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Unified Series Trust

By
 /s/ Melissa K. Gallagher
 Melissa K. Gallagher, President

Date           9/14/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
 /s/ Melissa K. Gallagher
 Melissa K. Gallagher, President

Date         9/14/10

By
/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date        9/16/10